Federated Hermes Government Income Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 30, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES GOVERNMENT INCOME TRUST (the “Registrant”)
Federated Hermes Government Income Fund
Institutional Shares
Service Shares
(the “Fund”)
1933 Act File No. 002-75366
1940 Act File No. 811-03352

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 68 on March 27, 2026.

If you have any questions concerning the enclosed material, please contact Stefan Heidinger through at stefan.heidinger@federatedhermes.com or (412) 288-6423.

Respectfully Submitted,

/ s / George F. Magera
George F. Magera
Assistant Secretary